Segregated Funds - Summary of Changes in Segregated Funds Net Assets (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net policyholder cash flow
Deposits from policyholders	CAD 34,776	CAD 33,130
Net transfers to general fund	(1,734)	(878)
Payments to policyholders	(45,970)	(39,731)
Net policyholder cash flow	(12,928)	(7,479)
Investment related
Interest and dividends	16,930	15,736
Net realized and unrealized investment gains	24,384	4,097
Investment related	41,314	19,833
Other
Management and administration fees	(4,496)	(4,386)
Impact of changes in foreign exchange rates	(14,790)	(6,007)
Other	(19,286)	(10,393)
Net additions	9,100	1,961
Segregated funds net assets, beginning of year	315,708	313,747
Segregated funds net assets, end of year	CAD 324,808	CAD 315,708